SUMMARY OF MATERIAL ACCOUNTING POLICIES - Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Derecognized property and equipment	$ 468	$ 574